   As filed with the Securities and Exchange Commission on January 22, 1996.


                                              1933 ACT REGISTRATION NO. 33-12938
                                              1940 ACT REGISTRATION NO. 811-5076
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                 / /
        Pre-Effective Amendment No.                               / /
        Post-Effective Amendment No. 9                            /X/
                                   and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                         / /
        Amendment No. 10                                          /X/


                        (Check appropriate box or boxes)
                               ------------------

                             TAX-EXEMPT CALIFORNIA

                               MONEY MARKET FUND
               (Exact name of Registrant as Specified in Charter)

           120 South LaSalle Street, Chicago, Illinois                   60603
             (Address of Principal Executive Office)                  (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121

     Philip J. Collora, Vice President and Secretary                   With a copy to:
         Tax-Exempt California Money Market Fund                      Charles F. Custer
                 120 South LaSalle Street                     Vedder, Price, Kaufman & Kammholz
                 Chicago, Illinois 60603                            222 N. LaSalle Street
         (Name and Address of Agent for Service)                   Chicago, Illinois 60601


     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1995 was filed on or about November 22, 1995.


     It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b)


        /X/ on February 1, 1996 pursuant to paragraph (b)


        / / 60 days after filing pursuant to paragraph (a)(1)

        / / on (date) pursuant to paragraph (a)(1)

        / / 75 days after filing pursuant to paragraph (a)(2)

        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS



       ITEM NUMBER
       OF FORM N-1A                               LOCATION IN PROSPECTUS
       ------------                               ----------------------
 1.    Cover Page..............................   Cover Page

 2.    Synopsis................................   Summary; Summary of Expenses

 3.    Condensed Financial Information.........   Financial Highlights; Performance

 4.    General Description of Registrant.......   Capital Structure; Investment Objective,
                                                  Policies and Risk Factors
 5.    Management of the Fund..................   Investment Manager and Services

 5A.   Management's Discussion of Fund
       Performance.............................   Inapplicable

 6.    Capital Stock and Other Securities......   Investment Objective, Policies and Risk
                                                  Factors; Dividends and Taxes; Purchase of
                                                  Shares; Capital Structure

 7.    Purchase of Securities Being Offered....   Purchase of Shares; Investment Manager and
                                                  Services; Net Asset Value; Special Features

 8.    Redemption or Repurchase................   Redemption of Shares

 9.    Pending Legal Proceedings...............   Inapplicable

TAX-EXEMPT CALIFORNIA MONEY MARKET
FUND
120 South LaSalle Street
Chicago, Illinois 60603
1-800-231-8568

TABLE OF CONTENTS
--------------------------------------


Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           2
------------------------------------------------
Investment Objective, Policies and Risk
  Factors                                      3
------------------------------------------------
Municipal Securities and
Investment Techniques                          4
------------------------------------------------
Net Asset Value                                6
------------------------------------------------
Purchase of Shares                             7
------------------------------------------------
Redemption of Shares                           8
------------------------------------------------
Dividends and Taxes                           10
------------------------------------------------
Investment Manager and Services               11
------------------------------------------------
Special Features                              13
------------------------------------------------
Performance                                   13
------------------------------------------------
Capital Structure                             14
------------------------------------------------



This prospectus contains information
about the Fund that a prospective
investor should know before investing
and should be retained for future
reference. A Statement of Additional
Information dated February 1, 1996,
has been filed with the Securities and
Exchange Commission and is
incorporated herein by reference. It
is available upon request without
charge from the Fund at the address or
telephone number on this cover or the
firm from which this prospectus was
received.


THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                                          A CASH MANAGEMENT
                                          SERVICE PROVIDED THROUGH

                                          TAX-EXEMPT
                                          CALIFORNIA
                                          MONEY MARKET
                                          FUND

                                          PROSPECTUS February 1, 1996

                                          TAX-EXEMPT CALIFORNIA MONEY MARKET
                                          FUND

                                          120 South LaSalle Street, Chicago,
                                          Illinois 60603 1-800-231-8568. The
                                          objective of the Fund is maximum
                                          current income that is exempt from
                                          federal and State of California income
                                          taxes to the extent consistent with
                                          stability of capital. The Fund pursues
                                          its objective primarily through a
                                          professionally managed, diversified
                                          portfolio of short-term high quality
                                          California Municipal Securities. The
                                          Fund currently is available for sale
                                          only in California.

                                          AN INVESTMENT IN THE FUND IS NEITHER
                                          INSURED NOR GUARANTEED BY THE U.S.
                                          GOVERNMENT, THE FEDERAL DEPOSIT
                                          INSURANCE CORPORATION, THE FEDERAL
                                          RESERVE BOARD OR ANY OTHER AGENCY, AND
                                          IS NOT A DEPOSIT OR OBLIGATION OF, OR
                                          GUARANTEED OR ENDORSED, BY ANY BANK.
                                          THERE CAN BE NO ASSURANCE THAT THE
                                          FUND WILL BE ABLE TO MAINTAIN A STABLE
                                          NET ASSET VALUE OF $1.00 PER SHARE.

TAX-EXEMPT CALIFORNIA MONEY MARKET FUND


120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603, TELEPHONE 1-800-231-8568



SUMMARY



INVESTMENT OBJECTIVES. Tax-Exempt California Money Market Fund (the "Fund") is an open-end, diversified management investment company. The Fund invests in a portfolio of short-term high quality municipal obligations issued by or on behalf of the State of California, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and State of California income taxes. The Fund seeks maximum current income that is exempt from federal and State of California income taxes to the extent consistent with stability of capital. The Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the objective of the Fund will be achieved or that the Fund will be able to maintain a net asset value of $1.00 per share. See "Investment Objectives, Policies and Risk Factors."



INVESTMENT MANAGER AND SERVICES. Kemper Financial Services, Inc. ("KFS") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. KFS is paid an annual investment management fee, payable monthly, on a graduated basis of .22 of 1% of the first $500 million of average daily net assets, .20 of 1% of the next $500 million, .175 of 1% of the next $1 billion, .16 of 1% of the next $1 billion and .15 of 1% of average daily net assets over $3 billion. Kemper Distributors, Inc. ("KDI"), an affiliate of KFS, is the primary administrator, distributor and principal underwriter of the Fund and, as such, provides information and services for existing and potential shareholders and acts as agent of the Fund in the sale of its shares. KDI receives a distribution services fee, payable monthly, at an annual rate of .33 of 1% of average daily net assets of the Fund. As distributor, KDI normally pays financial services firms that provide cash management and other services for their customers at an annual rate ranging from
 .15 of 1% to .33 of 1% of average daily net assets of those accounts that they maintain and service. See "Investment Manager and Services."



PURCHASES AND REDEMPTIONS. Shares of the Fund are available at net asset value through selected financial services firms. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. See "Purchase of Shares." Shares may be redeemed at the net asset value next determined after receipt by the Fund's Shareholder Service Agent of a request to redeem in proper form. Shares may be redeemed by written request or by using one of the Fund's expedited redemption procedures. See "Redemption of Shares."



DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares, unless the shareholder makes a different election. See "Dividends and Taxes."



GENERAL INFORMATION AND CAPITAL. The Fund is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholder meetings; but will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES


SHAREHOLDER TRANSACTION EXPENSES........................................................  None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
Management Fees.........................................................................   .22%
12b-1 Fees..............................................................................   .33%
Other Expenses..........................................................................   .20%
                                                                                          -----
Total Operating Expenses................................................................   .75%
                                                                                          =====


EXAMPLE


                                                                  1         3          5          10
                                                                 YEAR      YEARS      YEARS      YEARS
                                                                 ---       ----       ----       ----
You would pay the following expenses
on a $1,000 investment, assuming
(1) 5% annual return and
(2) redemption at the end of each time period:                   $ 8       $ 24       $ 42       $ 93


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Investment dealers and other firms may independently charge shareholders additional fees. As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The table below shows financial information for the Fund expressed in terms of one share outstanding throughout the period. The information in the table is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund.The financial statements contained in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.



                                                                                                                          JUNE 2,
                                                                                                                          1987 TO
                                                                     YEAR ENDED SEPTEMBER 30,                          SEPTEMBER 30,
                                          1995        1994        1993     1992     1991     1990     1989     1988        1987
                                        ------------------- ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period    $   1.00      1.00        1.00     1.00     1.00     1.00     1.00     1.00          1.00
                                        -----------------------------------------------------------------------------------------
Net investment income and dividends
declared                                     .03       .02         .02      .02      .04      .05      .05      .04           .01
                                        -----------------------------------------------------------------------------------------
Net asset value, end of period          $   1.00      1.00        1.00     1.00     1.00     1.00     1.00     1.00          1.00
                                        -----------------------------------------------------------------------------------------
TOTAL RETURN (%):                           3.23      1.97        1.88     2.64     4.02     5.16     5.69     4.58          1.25
                                        -----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                     .75       .71         .69      .69      .66      .64      .66      .67           .58
                                        -----------------------------------------------------------------------------------------
Net investment income                       3.16      1.94        1.87     2.62     3.99     5.03     5.54     4.48          3.82
                                        -----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period
(in thousands)                          $105,292   101,148     122,560  128,822  150,522  224,854  236,506  128,958        46,347
                                        -----------------------------------------------------------------------------------------


Ratios have been determined on an annualized basis. Total return is not annualized.

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS


The investment objective of the Fund is maximum current income that is exempt from federal and State of California income taxes to the extent consistent with stability of capital. The Fund pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality municipal obligations, the income from which is exempt from federal and State of California income taxes. The Fund is a money market mutual fund that has been designed to provide investors with professional management of short-term investment dollars. The Fund pools individual and institutional investors' money which it uses to buy tax-exempt money market instruments. Because the Fund combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Fund is managed by investment professionals who analyze market trends to take advantage of changing conditions. Its investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Because of their short maturities, liquidity and high quality, money market instruments, such as those in which the Fund invests, are generally considered to be among the safest available. There can be no assurance that the Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Under normal market conditions, the Fund attempts to invest 100%, and will invest at least 80%, of its total assets in tax-exempt debt obligations issued by or on behalf of the State of California and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("Municipal Securities") and will invest at least 65% of its total assets in tax-exempt obligations of the State of California and its political subdivisions ("California Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Fund does not consider "private activity" bonds as described in "Dividends and Taxes" as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental. Dividends to the extent of interest income received on California Municipal Securities will be exempt from both federal and State of California income tax provided at least 50% of the Fund's total assets are invested in California Municipal Securities. Such dividend income may be subject to local taxes. See "Dividends and Taxes." The Fund's assets will consist of Municipal Securities, temporary investments, as described below, and cash.


The Fund will invest only in Municipal Securities that at the time of purchase:
(a) are rated within the two highest ratings of municipal securities (Aaa or Aa) assigned by Moody's Investors Service, Inc. ("Moody's") or (AAA or AA) assigned by Standard & Poor's Corporation ("S&P"); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities; (d) have at the time of purchase Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term municipal securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined by the investment manager to be at least equal in quality to one or more of the above ratings. In addition, the Fund limits its investment to securities that meet the quality requirements of Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"). See "Net Asset Value."


The investment objective of the Fund and the investment policies set forth in the three preceding paragraphs are fundamental and may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund, as defined below.


From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Fund may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Under a repurchase agreement the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Repurchase agreements with broker-dealer firms will be limited to obligations of the U.S. Government, its agencies or instrumentalities. Maturity of the securities subject to repurchase may exceed one year. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Fund is permitted to invest in taxable securities, it is the Fund's primary intention to generate income dividends that are not subject to federal or State of California income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.


The Fund may also engage in "reverse repurchase agreements," that are repurchase agreements in which the Fund, as the seller of securities, agrees to repurchase them at an agreed upon time and price. Reverse repurchase agreements will only be used by the Fund to raise cash on a temporary basis to meet redemptions when it would like to retain the Municipal Securities in its portfolio and it expects to be able to repurchase them in a short time with funds from maturing investments and from net sales of Fund shares. Use of reverse repurchase agreements, because of the lower transaction costs involved, is often preferable to a regular sale and later repurchase of the securities.


The Fund may borrow money, including through reverse repurchase agreements, for temporary purposes, but not for the purpose of purchase of investments, in an amount up to one-third of the value of the Fund's total assets and may pledge up to 10% of the Fund's net assets to secure borrowings. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be invested in such securities. Up to 25% of the total assets of the Fund may be invested at any time in debt obligations of a single issuer or of issuers in a single industry, although the Fund may invest without limitation in Municipal Securities the income on which may be derived from projects of a single type.


The Fund has adopted certain investment restrictions that are presented in the Statement of Additional Information and that, together with the investment objective and fundamental policies of the Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.


MUNICIPAL SECURITIES AND INVESTMENT TECHNIQUES


The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and the Moody's and S&P ratings outlined above under "Investment Objective, Policies and Risk Factors" is contained in the Statement of Additional Information.


The Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The

Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers which are determined by the Fund's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the maturity of Municipal Securities will not be considered shortened by any Standby Commitment to which such security is subject.

The Fund may invest in certain Municipal Securities having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Notes"). The interest rate on Variable Rate Notes ordinarily is determined by reference to or is a percentage of a bank's prime rate, the 90 day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, or some similar objective standard. Generally, the changes in the interest rate on Variable Rate Notes reduce the fluctuation in the market value of such notes. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Variable Rate Loan Participations are similar to Variable Rate Notes except they are made available through a commercial bank which arranges the tax-exempt loan. Variable Rate Notes and Variable Rate Loan Participations typically are bought and sold among institutional investors. The Fund currently intends to invest a substantial portion of its assets in Variable Rate Notes and Variable Rate Loan Participations. Variable Rate Demand Notes have a demand feature which entitles the purchaser to resell the securities at par value. The rate of return on Variable Rate Demand Notes also varies according to some objective standard, such as an index of short-term tax-exempt rates. Variable rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of one year. The Fund determines the maturity of variable rate instruments in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

The Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Fund. The Fund's investment manager anticipates that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Fund may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Fund will consider them purchased on the date when it commits itself to the purchase.

A security purchased on a when-issued basis, like all securities held in the Fund's portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and depreciate in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the net asset value of the Fund's shares will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value."

The Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of securities may result in the realization of gains that are not exempt from federal or State of California income tax.

Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, and the size, maturity and rating of the particular offering. The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields.

Investors should be aware that certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could result in certain adverse consequences for owners of California Municipal Securities. For instance, amendments in recent years to the California Constitution and statutes that limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Municipal Securities to maintain debt service on their obligations. Other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Some of the significant financial considerations relating to the Fund's investments in California Municipal Securities are summarized in the Statement of Additional Information.

In seeking to achieve its investment objective, the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund's investment adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

NET ASSET VALUE

Fund shares are sold at their net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." The net asset value of a Fund share is calculated by dividing the total assets of the Fund less its liabilities by the total number of shares outstanding. The net asset value per share of the Fund is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m. and 3:00 p.m. Chicago time, and on each other day on which there is a sufficient degree of trading in the Fund's investments that its net asset value might be affected, except that the net asset value will not be computed on a day on which no orders to purchase shares were received and no shares were tendered for redemption. The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Calculations are made to compare the value of the Fund's investments, valued at amortized cost, with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market-based values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Fund purchases only securities with a maturity of 397 days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Fund limits its portfolio investments to securities that meet the quality requirements of Rule 2a-7. Under these requirements, the Fund may only purchase U.S. Dollar denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "Eligible Securities" as defined in Rule 2a-7.


PURCHASE OF SHARES

Fund shares are sold at their net asset value with no sales charge through selected financial services firms, such as broker-dealers and banks ("firms"). The minimum initial investment is $1,000 and the minimum subsequent investment is $100. Under an automatic investment plan, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. Firms offering Fund shares may set higher minimums for accounts they service and may change such minimums at their discretion.


The Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Fund will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds. Orders for the purchase of shares received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 11:00 a.m. Chicago time net asset value determination, otherwise such shares will receive the dividend for the next business day. Orders for purchase accompanied by a check or other negotiable bank draft drawn on a domestic bank will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the business day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.



If payment is wired in Federal Funds, the payment should be directed to State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, the sub-custodian for the Fund. If payment is to be wired, call the firm from which you received this prospectus for proper instructions.


CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of the Fund's principal underwriter, may receive compensation from the Fund through the Shareholder Service Agent for these services. The prospectus should be read in connection with such firm's material regarding its fees and services.

OTHER INFORMATION. The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Fund. Share certificates are issued only on request to the Fund. A $10 service fee will be charged when a check for purchase of Fund shares is returned because of insufficient or uncollected funds or a stop payment order.

Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company, the Fund's Shareholder Service Agent, 811 Main Street, Kansas City, Missouri 64105-2005.

REDEMPTION OF SHARES

GENERAL. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares will be redeemed by the Fund at the next determined net asset value. If processed at 3:00 p.m. Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of the Fund to be redeemed were purchased by check or through an Automated Clearing House ("ACH") transaction, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 15 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of any fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund and its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. THE SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Fund redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge additional amounts to their clients for such services.

REGULAR REDEMPTIONS. Shareholders should contact the firm through which shares were purchased for redemption instructions. However, when shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through an ACH transaction may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.



EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank.There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through an ACH transaction may not be redeemed by wire transfer until the shares have been owned for at least 15 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.


EXPEDITED REDEMPTIONS BY DRAFT. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from the Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Fund. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Fund.

Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account owners. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through an ACH transaction may not be redeemed by Redemption Check until the shares have been owned for at least 15 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.

The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or ACH transaction within 15 days; or when "stop payment" of a Redemption Check is requested. Firms may charge different service fees.

DIVIDENDS AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders may select one of the following ways to receive dividends:

1. REINVEST DIVIDENDS at net asset value into additional shares of the Fund. Dividends are normally reinvested on the 15th day of each month if a business day, otherwise on the next business day. Dividends will be reinvested unless the shareholder elects to receive them in cash.

2. RECEIVE DIVIDENDS IN CASH if so requested. Checks will be mailed monthly to the shareholder or any person designated by the shareholder.

TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. The Fund also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed hereinafter. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income whether received in cash or additional shares.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Fund are to be treated as interest on private activity bonds in proportion to the interest the Fund receives from private activity bonds, reduced by allowable deductions. For the 1995 calendar year, no part of the net interest income of the Fund was derived from "private activity bonds."


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from the Fund.


Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Fund, and 50% of Social Security benefits. Individuals are advised to consult their tax advisers with respect to the taxation of Social Security benefits.


Dividends to the extent of interest income received on California state and local government issues, will be exempt from State of California income taxes provided at least 50% of the Fund's total assets are invested in such issues at the close of each quarter in the taxable year. The tax exemption for federal and California income tax purposes of dividends from the Fund does not necessarily result in exemptions under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income, and shareholders of the Fund are advised to consult their own tax advisers in that regard and as to the status of their accounts under state and local tax laws.

The Fund is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

INVESTMENT MANAGER AND SERVICES


INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. KFS is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-five years. KFS and its affiliates provide investment advice and manage investment portfolios for affiliated insurance companies, the Kemper Funds, and other corporate, pension, profit-sharing and individual accounts representing approximately $63 billion under management, including approximately $13 billion in money market assets and $9 billion in tax-exempt assets. KFS acts as investment manager for 27 open-end and seven closed-end investment companies, with 59 separate investment portfolios, representing more than 3 million shareholder accounts. KFS is an indirect subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management.


Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by KFS. The investment management agreement provides that KFS shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. For the services and facilities furnished, the Fund pays an annual investment management fee, payable monthly, on a graduated basis of .22 of 1% of the first $500 million of average daily net assets, .20 of 1% of the next $500 million, .175 of 1% of the next $1 billion,
 .16 of 1% of the next $1 billion and .15 of 1% of average daily net assets over $3 billion.


DISTRIBUTOR. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 120 South LaSalle Street, Chicago, Illinois 60603, an affiliate of KFS, serves as distributor, administrator and principal underwriter of the Fund to provide information and administrative and distribution services for existing and potential shareholders. The distribution agreement provides that KDI shall act as agent for the Fund for the sale of its shares and shall appoint various financial services firms ("firms"), such as broker-dealers and banks, to provide cash management services for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and sales literature distribution as is necessary or appropriate for providing information and services to the firm's clients. For its services under the distribution agreement, the Fund pays KDI an annual distribution services fee, payable monthly, of .33 of 1% of average daily net assets of the Fund. The fee is accrued daily as an expense of the Fund.


KDI has related administration services and selling group agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. KDI also has services agreements with banking firms to provide such services, except for certain underwriting or distribution services which the banks may be prohibited from providing under the Glass-Steagall Act, for their clients who wish to invest in the Fund. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. KDI normally pays the firms at an annual rate ranging from .15 of 1% to .33 of 1% of average daily net assets of those accounts that they maintain and service. KDI may elect to keep a portion of the total distribution services fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities. Since the distribution agreement provides for fees that are used by KDI to pay for distribution and administration services, the agreement along with the related administration services and selling group agreements and the plan contained therein are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.


Since the fee payable to KDI under the distribution agreement is based upon a percentage of the average daily net assets of the Fund and not upon the actual expenditures of KDI, the expenses of KDI (which may include overhead expense) may be more or less than the fees received by it under the distribution agreement. For example, during the fiscal year ended September 30, 1995, KDI (KFS was predecessor to KDI prior to February 1, 1995) incurred expenses under the distribution agreement of approximately $340,000, while it received an aggregate fee under the distribution agreement of $325,000. If the distribution agreement is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to the distribution agreement will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any excess expenses incurred by KDI over its fees under the distribution agreement if, for any reason, the distribution agreement is terminated in accordance with its terms. Any cumulative expenses incurred by KDI in excess of fees received may or may not be recovered through future fees under the distribution agreement.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of KFS, serves as Shareholder Service Agent of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of custodian, transfer agent and shareholder service agent fees, see "Investment Manager and Services" in the Statement of Additional Information.

SPECIAL FEATURES


Certain firms that offer shares of the Fund also provide special redemption features through charge or debit cards and checks that redeem Fund shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and any special rules of the cash management program being offered.



Information about the following special features is contained in the Statement of Additional Information; and further information may be obtained without charge from KDI: Exchange Privilege; Systematic Exchange Privilege; Systematic Withdrawal Program and Electronic Funds Transfer Programs.


PERFORMANCE

The Fund may advertise several types of performance information including "yield," "effective yield," and "tax equivalent yield." Each of these figures is based upon historical earnings and is not necessarily representative of the future performance of the Fund. The yield of the Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal and State of California income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Fund's yield that is tax-exempt.


The Fund's performance may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). The Fund's performance and its relative size also may be compared to other money market mutual funds as reported by IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare the Fund's performance on an after-tax basis to various certificate of deposit indexes or to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts. The performance of the Fund also may be compared on an after tax basis to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare the Fund's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.



Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.


The Fund's yield will fluctuate. Shares of the Fund are not insured. Additional information concerning the Fund's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

The Fund is an open-end diversified management investment company, organized as a business trust under the laws of Massachusetts on February 25, 1987. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value. While only shares of a single Portfolio are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Fund may offer multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.

TECM 2/96

            TAX-EXEMPT
            CALIFORNIA
            MONEY MARKET
            FUND

            PROSPECTUS
            FEBRUARY 1, 1996


[RECYCLE LOGO] printed on recycled paper

                    TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION


      ITEM NUMBER                                 LOCATION IN STATEMENT OF
      OF FORM N-1A                                ADDITIONAL INFORMATION
      ------------                                ------------------------
10.   Cover Page...............................   Cover Page

11.   Table of Contents........................   Table of Contents

12.   General Information and History..........   Inapplicable

13.   Investment Objectives and Policies.......   Municipal Securities; Investment
                                                  Restrictions;
                                                  Appendix--Ratings of Investments
14.   Management of the Fund...................   Investment Manager and Services;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees

16.   Investment Advisory and Other Services...   Investment Manager and Services

17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions

18.   Capital Stock and Other Securities.......   Dividends, Net Asset Value and Taxes;
                                                  Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares

20.   Tax Status...............................   Dividends, Net Asset Value and Taxes

21.   Underwriters.............................   Investment Manager and Services

22.   Calculations of Performance Data.........   Performance

23.   Financial Statements.....................   Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 1, 1996


                    TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
               120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
                                 1-800-231-8568


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Tax-Exempt California Money Market Fund (the "Fund") dated February 1, 1996. The prospectus may be obtained without charge from the Fund.


                               ------------------

                               TABLE OF CONTENTS


                                                                     Page
                                                                     -----
Municipal Securities...............................................  B-2
Investment Restrictions............................................  B-4
Investment Manager and Services....................................  B-5
Portfolio Transactions.............................................  B-7
Purchase and Redemption of Shares..................................  B-8
Dividends, Net Asset Value and Taxes...............................  B-8
Performance........................................................  B-10
Officers and Trustees..............................................  B-13
Special Features...................................................  B-15
Shareholder Rights.................................................  B-16
Appendix--Ratings of Investments...................................  B-18



The financial statements appearing in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report to Shareholders accompanies this Statement of Additional Information.



TECM 33 2/96   (LOGO)printed on recycled paper

MUNICIPAL SECURITIES

Municipal Securities that the Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities which are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.


Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Fund may purchase other Municipal Securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which litigation ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

The following information as to certain California risk factors is given to investors because the Fund concentrates its investments in California state and local municipal securities. Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of California issuers.

In recent years, California voters have approved a number of changes to the State constitution that have limited the ability of State and local issuers to raise revenues and adjust appropriations.

In 1978, California voters approved Proposition 13 which added Article XIII A to the California Constitution. Article XIII A changed the definition of assessed property value and placed restrictions on a taxing entity's ability to increase real property taxes. In 1979, voters also approved Proposition 4, the so-called Gann Initiative, which added Article XIII B to the California Constitution. The purpose of Article XIII B was to limit the annual appropriations of the State and any local government unit to the level of appropriations for the prior year, as adjusted for changes in cost of living, population and services required.
Article XIII B also specified that debt service obligations incurred prior to January 1, 1979 were excluded from the appropriations limits.

In the general elections of 1986, 1988, and 1990, California voters approved various measures that amended Article XIII A and XIII B. Propositions 58 and 60 clarified the definitions of "purchased property" and "change of ownership" found in Article XIII A. Proposition 98, in addition to guaranteeing a percent of State funding for public schools, modified Article XIII B to permit excess State revenues to be transferred to public schools and community colleges rather than returned to taxpayers. Finally, Proposition 111 amended Article XIII B to ease restrictions on certain expenditure categories in calculating the annual appropriation ceiling.

Future voter initiatives, if proposed and adopted, could further modify Articles XIII A and XIII B and place increased pressures on the ability of State and local entities to raise revenue and increase appropriations.


The State of California has underperformed the national economy since 1990. Defense realignment programs and a severely depressed construction industry resulted in substantial job losses in most employment sectors. The financial impact on the State was dramatic. Negative operating results in fiscal years 1990 through 1992 produced an accumulated general fund deficit of $2.8 billion. Budgetary actions taken in fiscal year 1994 and 1995 substantially reduced the accumulated deficit. The adopted budget for the 1996 fiscal year forecasts a surplus to be achieved by June 30, 1996. This forecast relies on a continuation of the current economic recovery.



California continues to show signs of an economic recovery according to UCLA Business Forecasting Project. Their report notes that the California economy is now generating new jobs at a faster rate than the nation and predicts this pattern to continue through 1997. At the current pace, California will have regained nearly all the jobs lost during the recent recession.



California's recent recession prompted a number of reductions in the State's general obligation bond rating. Between February 1992 and August 1994, Moody's lowered the State's bond rating from Aaa to A1. During a similar period, S&P reduced the State's general obligation bond rating from AAA to A. Investors may wish to monitor changes in ratings by the rating agencies. As of January 5, 1996, Fitch Investor Services assigned an "A" rating to the State's general obligation bonds.


Recent State budgets have included large cuts in local government transfer payments. These reductions may cause deterioration in local issuer financial performance and result in reduced bond ratings for some local government issuers.


On December 6, 1994, Orange County, California filed for bankruptcy protection under Chapter 9 of the United States Bankruptcy Code. The State of California thereafter enacted legislation designed to assist Orange County in the resolution of the bankruptcy. On December 21, 1995, Orange County filed a Plan of Adjustment that relies on such legislation to implement and fund the Plan. Subject to certain limited exceptions, the Plan generally provides for payment of the County's public indebtedness in accordance with the terms thereof or as otherwise agreed. However, the ability of Orange County to confirm and implement this Plan is still uncertain.

Although the Orange County bankruptcy has affected the California municipal market by increased cost of financing for certain California issuers, the California municipal market, in general, has continued to function with adequate liquidity.


INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the Fund's shares.

The Fund may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(4) Invest more than 10% of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(5) Invest more than 5% of the Fund's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Fund's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Fund's net assets to secure borrowings. Reverse repurchase agreements made by the Portfolio are permitted within the limitations of this paragraph. The Fund will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(8) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(10) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in commodities or commodity futures contracts or in real estate except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers which invest or deal in real estate.

(13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(15) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(16) Issue senior securities as defined in the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund may invest more than 25% of its total assets in industrial development bonds. The Fund did not borrow money as permitted by investment restriction number 7 during its latest fiscal year, and it has no present intention of borrowing during the current year.

INVESTMENT MANAGER AND SERVICES


INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS") is the Fund's investment manager. KFS is wholly-owned by KFS Holding Corp. KFS Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly-owned subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. Pursuant to an investment management agreement, KFS acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.


The agreement provides that KFS shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of KFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and by the shareholders or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. If additional Fund Portfolios become subject to the investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Portfolio by Portfolio basis and the management fee and the expense limitation shall be computed based upon the average daily net assets of all Portfolios subject to the agreement and shall be allocated among such Portfolios based upon the relative net assets of such Portfolios. Additional Portfolios may be subject to a different agreement.


For the services and facilities furnished, the Fund pays an annual investment management fee, payable monthly, on a graduated basis of .22 of 1% of the first $500 million of average daily net assets, .20 of 1% of the next $500 million,
 .175 of 1% of the next $1 billion, .16 of 1% of the next $1 billion and .15 of 1% of average daily net assets over $3 billion. Pursuant to the investment management agreement, the Fund paid KFS fees of $217,000, $247,000 and $278,000 for the fiscal years ended September 30, 1995, 1994 and 1993, respectively. KFS has agreed to reimburse the Fund to the extent required by applicable state expense limitations should all operating expenses of the Fund, including the investment management fee of KFS but excluding taxes, interest, the distribution services fees of KDI (described below), extraordinary expenses and brokerage commissions or transaction costs, exceed the applicable state expense limitations. The Fund believes that the most restrictive state expense limitation currently applicable to the Fund would require that such operating expenses not exceed 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million.


DISTRIBUTOR. Pursuant to a distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), an affiliate of KFS, serves as distributor, administrator and principal underwriter to the Fund to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall act as agent for the Fund in the sale of its shares and shall appoint various firms to provide a cash management service for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and sales literature distribution as is necessary or appropriate for providing information and services to the firms' clients and prospective clients. The Fund pays for the prospectus and shareholder reports to be set in type and printed for existing shareholders and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI pays for supplementary sales literature and advertising. For its services as distributor, the Fund pays KDI an annual distribution services fee, payable monthly, of .33 of 1% of average daily net assets of the Fund. The distribution agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of the Fund and who have no direct or indirect financial interest in the agreement or in any agreement related thereto. The agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by KDI upon 60 days' notice. Termination by the Fund may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a majority vote of the outstanding shares. The fee payable pursuant to the distribution agreement may not be increased without shareholder approval and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. If additional Portfolios are authorized by the Board of Trustees, the provisions concerning the continuation, amendment and termination of the distribution services agreement will be on a Portfolio by Portfolio basis.


KDI has related administration services and selling group agreements with various broker-dealer firms to provide cash management and other services for the Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services which the banks may be prohibited from providing, for their clients who wish to invest in the Fund. KDI also may provide some of the above services for the Fund. KDI normally pays the firms at an annual rate ranging from .15 of 1% to .33 of 1% of average net assets of those accounts that they maintain and service. KDI may elect to keep a portion of the total administration fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities.

Since the distribution agreement provides for fees which are used by KDI to pay for distribution and administration services, the agreement along with the related administration services and selling group agreements are approved and renewed in accordance with Rule 12b-1 under the Investment Company Act of 1940 which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares.


For the fiscal year ended September 30, 1995, the Fund incurred distribution fees of $325,000. Of such amount, KDI (KFS was predecessor to KDI prior to February 1, 1995) remitted $324,000 to various firms, $247,000 of which was paid to broker-dealer firms affiliated with KDI, pursuant to the related services agreements. For the fiscal year ended September 30, 1995, KDI (or KFS as predecessor to KDI) incurred underwriting, distribution and administrative expenses in the approximate amounts noted: service fees to firms ($324,000); advertising and literature ($1,000); prospectus printing ($2,000); and marketing and sales expenses ($13,000); for a total of $340,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, KDI has made no attempt to differentiate between expenses that are overhead and those that are not.


Certain trustees or officers of the Fund are also directors or officers of KFS and KDI as indicated under "Officers and Trustees."


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is the transfer agent of the Fund (see "Purchase of Shares" in the prospectus). Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of KFS, serves as "Shareholder Service Agent" of the Fund. IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus disaster recovery charges and out-of-pocket expense reimbursement. For the fiscal year ended September 30, 1995, IFTC remitted fees in the amount of $60,000 to KSvC as Shareholder Service Agent. Everen Clearing Corp. (ECC), formerly Kemper Clearing Corp., was an affiliate of the Adviser until September 13, 1995. Pursuant to an agreement with KSvC, ECC performs bookkeeping, data processing and administration services for ECC clients who are shareholders of the Fund. For shareholder services, ECC receives a fee from KSvC at the maximum rate of $9 per year per account and certain out-of-pocket expense reimbursements. For the fiscal year ended September 30, 1995, ECC received $40,000 from KSvC for account maintenance fees.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the Fund's investment objective in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. These transactions may increase or decrease the yield of the Fund depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets will be invested in short-term Municipal Securities, its portfolio will turn over several times a year. However, since securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's turnover rate for reporting purposes will be zero.


KFS is the investment manager for the Kemper Funds and KFS and its affiliates also furnish investment advice to other clients including affiliated insurance companies. KFS is the sole shareholder of Zurich Investment Management, Inc. and Kemper Investment Management Company Limited. These three entities share some common research and trading facilities. Dreman Value Advisors, Inc. ("DVA"), a wholly owned subsidiary of KFS, is the investment manager for Kemper-Dreman Fund, Inc. and sub-adviser for other Kemper Funds. At times investment decisions may be made to purchase or sell the same investment security for the Fund and for one or more of the other clients of KFS or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


KFS, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking the best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, clearance procedures, reliability and other factors. In selecting among the firms believed to meet the criteria for handling a particular transaction, KFS may give consideration to those firms that provide market, statistical and other research information to the Fund and KFS, although KFS is not authorized to pay higher prices to firms that provide such services. Any research benefits derived are available for all clients, including clients of affiliated companies. Since it is only supplemental to KFS's own research efforts and must be analyzed and reviewed by KFS's staff, the receipt of research information is not expected to materially reduce expenses. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid by the Fund for such purchases and none have been paid during the Fund's last three fiscal years. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES


Fund shares are sold at their net asset value next determined after an order and payment are received in the form described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or KFS and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Upon receipt by the Shareholder Service Agent (see "Purchase of Shares" in the prospectus) of a request for redemption in proper form, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Fund normally on the fifteenth day of each month, if a business day, otherwise on the next business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Fund offering this privilege at the net asset value of such other fund. See "Special Features--Exchange Privilege" for a list of such other Kemper Funds. To use this privilege of investing Fund dividends in shares of another Kemper Fund, shareholders must maintain either a minimum account value of $10,000 in this Fund or a minimum account value of $1,000 in the fund in which dividends are reinvested.

The Fund calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized original issue discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of the Fund are accrued each day. Since the Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value so computed deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

NET ASSET VALUE. As described in the prospectus, the Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market-based values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market-based values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market-based values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


TAXES. Interest on indebtedness that is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Fund or are "related persons" to such users; such persons should consult their tax advisers before investing in the Fund.


The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult with their tax advisers with respect to the consequences of the Superfund Act.

To the extent that dividends are derived from earnings on California state and local government issues, such dividends will be exempt from California income taxes provided the Fund has complied with the requirement that at least 50% of its assets at the close of each quarter in the taxable year be invested in Municipal Securities of California state and local issuers.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for the Fund may be shown in the form of "yield," "effective yield," and "tax-equivalent yield." These various measures of performance are described below.


The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized original issue discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven-day period ended September 30, 1995, the Fund's yield was 3.31%.



The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7 - 1. For the seven-day period ended September 30, 1995, the Fund's effective yield was 3.37%.



The tax-equivalent yield of the Fund is computed by dividing that portion of the Fund's yield (computed as described above) which is tax-exempt by (one minus the stated combined State of California and federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not
tax- exempt.    Based upon an assumed combined State of California and federal income tax rate of 42.9% and the Fund's yield as computed as described above for the seven day period ended September 30, 1995, the Fund's tax-equivalent yield was 5.80%. Based upon an assumed federal income tax rate of 31% and the Fund's yield computed as described above for the seven-day period ended September 30, 1995, the Fund's tax-equivalent yield was 4.80%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


The Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Fund is held, but also on such matters as Fund expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Fund with that of its competitors. Past performance is not a guarantee of future results.

As indicated in the prospectus (see "Performance"), the Fund's performance may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Fund's performance also may be compared to other money market funds as reported by IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R) ("IBC/Donoghue's"), reporting services on money market funds. As reported by IBC/Donoghue's, all investment results represent yield (annualized results for the period net of management fees and other expenses) and one-year investment results are effective annual yields assuming reinvestment of dividends.


The following investment comparisons are based upon information reported by Lipper and IBC/Donoghue's. In the comparison of the Fund's performance versus IBC/Donoghue's average yield for All Taxable Money Market Funds and Lipper performance of Money Market Instrument Funds, the performance of the Fund has been adjusted on a taxable equivalent basis assuming a combined California and federal tax rate of 42.9% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).

IBC/DONOGHUE'S                             LIPPER ANALYTICAL SERVICES, INC.


                                            IBC/DONOGHUE'S
                                              AVERAGE                                                                LIPPER
                                               YIELD                                                               CALIFORNIA
                          TAX-EXEMPT            ALL                                                 TAX-EXEMPT     TAX-EXEMPT
                          CALIFORNIA          TAX-FREE                                              CALIFORNIA       MONEY
                            MONEY              MONEY                                                  MONEY         MARKET
                            MARKET             MARKET                                                 MARKET         FUNDS
PERIOD                      FUND               FUNDS                  PERIOD                          FUND          AVERAGE
-----------------------------------------------------                 -----------------------------------------------------
7 Days Ended 9/25/95        3.30 %              3.41 %                1 Month Ended 9/30/95            0.26 %         0.26 %
1 Month Ended 9/30/95       3.17                3.28                  11 Months Ended 9/30/95          3.01           2.98
1 Year Ended 9/30/95        3.23                3.30                  1 Year Ended 9/30/95             3.23           3.23



                         TAX-EXEMPT          IBC/DONOGHUE'S                                         TAX-EXEMPT
                         CALIFORNIA            AVERAGE                                              CALIFORNIA
                           MONEY               YIELD                                                  MONEY           LIPPER
                           MARKET                ALL                                                  MARKET          MONEY
                           FUND               TAXABLE                                                 FUND            MARKET
                          TAXABLE              MONEY                                                  TAXABLE       INSTRUMENT
                         EQUIVALENT             MARKET                                              EQUIVALENT        FUNDS
PERIOD                     BASIS*               FUNDS                 PERIOD                          BASIS*         AVERAGE
-----------------------------------------------------                 ----------------------------------------------------
7 Days Ended 9/25/95        5.78 %              5.21 %**              1 Month Ended 9/30/95            0.46 %         0.42 %
1 Month Ended 9/30/95       5.55                5.25                  11 Months Ended 9/30/95          5.27           4.87
1 Year Ended 9/30/95        5.66                5.34                  1 Year Ended 9/30/95             5.66           5.27


--------------------------------------------------------------------------------

 * Source: Kemper Financial Services, Inc. (not reported in IBC/Donoghue's or Lipper).


** As of 9/26/95


The Fund's performance also may be compared on an after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts or interest bearing checking accounts as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of the Fund are redeemable at the net asset value (normally $1.00 per share) next determined after a request is received, without charge.

Investors also may want to compare the Fund's performance on an after-tax basis to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the value of obligations with shorter maturities will fluctuate less than those with longer maturities. The Fund's yield will fluctuate. Also, while the Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

The Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.


TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Fund may generate. Both tables are based upon the 1996 federal and 1995 state tax rates and brackets.



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $117,950



------------------------------------------------------------------------------------------------------------------------
TAXABLE INCOME                                        YOUR
                                                    MARGINAL                      A TAX-EXEMPT YIELD OF:
                                                  FEDERAL TAX       2%       3%       4%        5%        6%        7%
SINGLE                   JOINT                        RATE                 IS EQUIVALENT TO A TAXABLE YIELD OF:
------------------------------------------------------------------------------------------------------------------------
$24,000 - $58,150        $40,100 - $96,900            28.0%         2.78     4.17     5.56      6.94      8.33      9.72
------------------------------------------------------------------------------------------------------------------------
Over $58,150             Over $96,900                 31.0          2.90     4.35     5.80      7.25      8.70     10.14
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
TAXABLE INCOME                                      COMBINED
                                                   CALIFORNIA
                                                      AND                        A TAX-EXEMPT YIELD OF:
                                                  FEDERAL TAX       2%       3%       4%       5%       6%        7%
SINGLE                   JOINT                        RATE                IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------
$24,000 - $25,083        $40,100 - $50,166            32.3%         2.95     4.43     5.91     7.39     8.86     10.34
----------------------------------------------------------------------------------------------------------------------
$25,083 - $31,700        $50,166 - $63,400            33.8          3.02     4.53     6.04     7.55     9.06     10.57
----------------------------------------------------------------------------------------------------------------------
$31,700 - $58,150        $63,400 - $96,900            34.7          3.06     4.59     6.13     7.66     9.19     10.72
----------------------------------------------------------------------------------------------------------------------
Over $58,150             Over $96,900                 37.4          3.19     4.79     6.39     7.99     9.58     11.18
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $117,950*



------------------------------------------------------------------------------------------------------------------------
TAXABLE INCOME                                          YOUR
                                                      MARGINAL                      A TAX-EXEMPT YIELD OF:
                                                    FEDERAL TAX       2%       3%       4%       5%        6%        7%
SINGLE                     JOINT                        RATE                 IS EQUIVALENT TO A TAXABLE YIELD OF:
------------------------------------------------------------------------------------------------------------------------
$ 58,150 - $121,300        $ 96,900 - $147,700          31.9%         2.94     4.41     5.87     7.34      8.81     10.28
------------------------------------------------------------------------------------------------------------------------
$121,300 - $263,750        $147,700 - $263,750          37.1          3.18     4.77     6.36     7.95      9.54     11.13
------------------------------------------------------------------------------------------------------------------------
Over $263,750              Over $263,750                40.8          3.38     5.07     6.76     8.45     10.14     11.82
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
TAXABLE INCOME                                        COMBINED
                                                     CALIFORNIA
                                                        AND                         A TAX-EXEMPT YIELD OF:
                                                    FEDERAL TAX       2%       3%       4%       5%        6%        7%
SINGLE                     JOINT                        RATE                 IS EQUIVALENT TO A TAXABLE YIELD OF:
------------------------------------------------------------------------------------------------------------------------
$ 58,150 - $109,936        $ 96,900 - $147,700         38.2%          3.24     4.85     6.47     8.09      9.71     11.33
------------------------------------------------------------------------------------------------------------------------
$109,936 - $121,300                                     38.7          3.26     4.89     6.53     8.16      9.79     11.42
------------------------------------------------------------------------------------------------------------------------
                           $147,700 - $219,872          42.9          3.50     5.25     7.01     8.76     10.51     12.26
------------------------------------------------------------------------------------------------------------------------
$121,300 - $219,872        $219,872 - $263,750          43.4          3.53     5.30     7.07     8.83     10.60     12.37
------------------------------------------------------------------------------------------------------------------------
$219,872 - $263,750                                     44.0          3.57     5.36     7.14     8.93     10.71     12.50
------------------------------------------------------------------------------------------------------------------------
                           $263,750 - $439,744          46.7          3.75     5.63     7.50     9.38     11.26     13.13
------------------------------------------------------------------------------------------------------------------------
Over $263,750              Over $439,744                47.3          3.80     5.69     7.59     9.49     11.39     13.28
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------



 * This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $117,950. For a married couple with adjusted gross income between $176,950 and $299,450 (single between $117,950 and $240,450), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).


OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with KFS, the investment manager and KDI, the principal underwriter, are as follows: (The number following each person's title is the number of investment companies managed by KFS or an affiliate, for which he or she holds similar positions):



DAVID W. BELIN (6/20/28), Trustee, (22), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33) Trustee, (22), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee, (22), 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee, (22), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).



DONALD R. JONES (1/17/30), Trustee, (22), 1303 East Algonquin Road, Schaumburg, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



SHIRLEY D. PETERSON (9/3/41), Trustee (22), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner of Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Treasury.



WILLIAM P. SOMMERS (7/22/33), Trustee, (22), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director,

Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.


STEPHEN B. TIMBERS (8/8/44), President and Trustee*, (34), 120 South LaSalle Street, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, KFS; Director, KDI, DVA and LTV Corporation.



JOHN E. NEAL (3/9/50), Vice President*, (34), 120 South LaSalle Street, Chicago, Illinois; Chief Operating Officer and Director, KFS; Director, DVA and KDI.



JOHN E. PETERS (11/4/47), Vice President*, (34), 120 South LaSalle Street, Chicago, Illinois; Senior Executive Vice President, KFS; President and Director, KDI and Director, DVA.



J. PATRICK BEIMFORD, JR. (5/25/50), Vice President*, (23), 120 South LaSalle Street, Chicago, Illinois; Chief Investment Officer -- Fixed Income Investments and Executive Vice President, KFS.



FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, (8), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



JEROME L. DUFFY (6/29/36), Treasurer*, (34), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, (34), 120 South LaSalle Street, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, KFS.



CHARLES F. CUSTER (8/19/28), Vice President and Assistant Secretary*, (34), 222 North LaSalle Street, Chicago, Illinois; Partner, Vedder, Price, Kaufman & Kammholz (attorneys), Legal Counsel to the Fund.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, (26), 120 South LaSalle Street, Chicago, Illinois; Vice President, KFS; and Vice President and Director of State Registrations, KDI.


* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund, except that Mr. Custer's law firm receives fees from the Fund as counsel to the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1995 fiscal year except that the information in the last column is for calendar year 1995.



                                                                 PENSION OR
                                            AGGREGATE        RETIREMENT BENEFITS         TOTAL COMPENSATION
                                           COMPENSATION      ACCRUED AS PART OF           FROM KEMPER FUNDS
            NAME OF TRUSTEE                 FROM FUND           FUND EXPENSES            PAID TO TRUSTEES**
----------------------------------------   ------------      -------------------      -------------------------
---------------------------------------------------------------------------------------------------------------
David W. Belin*.........................      $2,200                 $ 0                      $ 149,700
Lewis A. Burnham........................      $1,800                 $ 0                      $ 111,000
Donald L. Dunaway*......................      $2,400                 $ 0                      $ 151,000
Robert B. Hoffman.......................      $1,600                 $ 0                      $ 105,500
Donald R. Jones.........................      $1,600                 $ 0                      $ 110,700
Shirley D. Peterson***..................      $  500                 $ 0                      $  44,500
William P. Sommers......................      $1,500                 $ 0                      $ 100,700



 * Includes current fees and interest deferred pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Market Fund -- Money Market Portfolio. Total deferred fees and interest accrued for latest and prior fiscal years for this Fund are $14,000 for Mr. Belin and $15,700 for Mr. Dunaway.



 ** Includes compensation for services as trustee on twenty-four fund boards for calendar year 1995. Also includes estimated amounts for new funds that assume the fund existed at the beginning of the year except for Kemper Value+Growth Fund since trustee fee schedule not available.



*** Elected trustee on September 19, 1995.



As of January 5, 1996, the trustees and officers as a group owned less than 1% of the then outstanding shares of the Fund and no person owned of record 5% or more of the outstanding shares of the Fund, except that Everen Clearing Corporation, 111 Kilbourn Avenue, Milwaukee, Wisconsin 53203, owned of record 80.17% of the Fund's shares.

SPECIAL FEATURES


EXCHANGE PRIVILEGE. Subject to the limitations described below, Class A shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund Kemper-Dreman Fund, Inc., Kemper Value+Growth Fund and Kemper Horizon Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Kemper Money Market Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Shares purchased by check or through an ACH transaction may not be exchanged until they have been owned for at least 15 days. In addition, shares of Kemper Mutual Funds (except Kemper Cash Reserves
Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or KDI. Exchanges also may be authorized by telephone if the account holder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568, subject to the limitations on liability described under "Redemption of Shares" in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.


SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of another such Kemper Fund. Shareholders interested in the systematic exchange privilege may obtain the appropriate forms and prospectuses of the other funds from firms or the Shareholder Service Agent. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege", including the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange. This privilege may not be used for the exchange of shares held in certificated form.

SYSTEMATIC WITHDRAWAL PROGRAM. The owner of $5,000 or more of the Fund's shares may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semi-annually or annually. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The right is reserved to amend the systematic withdrawal program on thirty days notice. The program may be terminated at any time by the shareholder or the Fund. Firms provide varying arrangements for their clients to redeem Fund shares on a periodic basis. Such firms may independently establish minimums for such services.

ELECTRONIC FUNDS TRANSFER PROGRAMS. For your convenience, the Fund has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Fund for these ACH transactions. To use these features, your financial institution must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Fund account, subject to the limitations on liability under "Redemption of Shares" in the prospectus. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Fund. Shareholders should contact the Shareholder Service Agent at 1-800-231-8568 or the firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Fund.

SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by KFS remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for Municipal Securities are Aaa and Aa. Municipal Securities rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Securities which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated Municipal Securities. The Aaa and Aa rated Municipal Securities comprise what are generally known as "high grade."

The two highest ratings of Standard & Poor's Corporation ("S&P") for Municipal Securities are AAA (Prime) and AA (High Grade). Municipal Securities rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues."

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

An S&P municipal and corporate commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. The designation A-1 indicates that the degree of safety regarding timely payment is very strong. The designation A-2 indicates the capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

The "other debt securities" included in the definition of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA or AA by S&P or Aaa or Aa by Moody's. Corporate debt obligations rated AAA by S&P are "highest grade obligations." Obligations bearing the rating of AA also qualify as "high grade obligations" and "in the majority of instances differ from AAA issues only in small degree." The Moody's corporate debt ratings of Aaa and Aa do not differ materially from those set forth above for Municipal Securities.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by them in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

After its purchase by the Fund, an issue of Municipal Securities or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but the Fund's investment adviser will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P or Moody's for Municipal Securities or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities or temporary investments in accordance with the investment policies contained herein.

Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

           We are pleased to provide you with the Tax-Exempt California Money Market Fund annual report for the year ended
September 30, 1995.

Your Fund's management greatly appreciates your decision to invest in Tax-Exempt California Money Market Fund. During the past year, the fund registered solid performance and achieved its objective of providing maximum current income that is exempt from federal and State of California income taxes while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The momentum of the 1994 economic expansion has continued on into 1995, as evidenced by growth in personal income, consumer spending, construction spending and hiring during the year ended September 30, 1995.

It was over a year ago that the Federal Reserve Board initiated a series of rate hikes intended to slow economic growth and keep inflation in check. While other markets reacted negatively to the rising rate environment, it had a positive effect on the short-term money markets. Tax-Exempt California Money Market Fund took advantage of rising interest rates by investing in high quality, short-term money market instruments which are exempt from federal and State of California income taxes.

Looking ahead, we anticipate the economy will grow at a moderate pace with some signs of acceleration. Inflation should not become a problem, and we anticipate an extended period of interest rate stability. While investments in other markets may remain volatile, money market funds such as Tax-Exempt California Money Market Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance.
We look forward to serving your investment needs for years to come.

Sincerely,


Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Portfolio Manager

October 12, 1995

Frank Rachwalski is Senior Vice President of Kemper Financial Services, Inc. and Vice President and Portfolio Manager of Tax-Exempt California Money Market Fund. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University.

PORTFOLIO RESULTS
For the year ended September 30, 1995, the Tax-Exempt California Money Market Fund had a net annualized yield of 3.18% and a tax-equivalent yield of 5.57%.*

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

STATISTICAL NOTE
The Fund's net annualized yield for the year ended September 30, 1995, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

*The tax-equivalent yield is based upon the Fund's yield and a 42.9% combined Federal and State of California marginal income tax rate. Income from the Tax-Exempt California Money Market Fund may be subject to local taxes.

Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

September 30, 1995

(Value in thousands)

--------------------------------------------------------------------------------

                                                   Value
(A)VARIABLE RATE DEMAND SECURITIES
   Anaheim
   Police Facilities Refinancing Project
      4.00%                                      $   1,800
----------------------------------------------------------
   Auburn
   Union School District
      4.50%                                          3,625
----------------------------------------------------------
   Chula Vista
   Multifamily Housing Refunding Revenue
      4.30%                                          1,300
----------------------------------------------------------
   Costa Mesa
   Performing Arts Center
      4.35%                                          3,955
----------------------------------------------------------
   Eastern Municipal Water District
   Water and Sewer Revenue
      4.20%                                          4,000
----------------------------------------------------------
   Fremont
   Fire Stations Financing Project
      4.35%                                          3,800
----------------------------------------------------------
   Health Facilities Financing Authority
     Catholic Healthcare West
      4.15%                                          4,000
     Pooled Loan Program
      4.10%                                          1,010
     Scripps Memorial Hospitals
      4.10%                                          1,480
----------------------------------------------------------
   Irvine
     East Investment Company Revenue
      4.20%                                          1,810
     Public Facilities and Infrastructure Authority
      4.40%                                          3,600
     Ranch Water District
      4.80%                                          2,100
----------------------------------------------------------
   Kern County
   Community College District
      4.50%                                          4,500
----------------------------------------------------------
   Lancaster
   Redevelopment Agency
      4.40%                                          2,000
----------------------------------------------------------
   Midway
   School District
      4.20%                                          1,660
----------------------------------------------------------

                                                   Value
   Monterey County
     Peninsula Water Management District
      4.05%                                      $   4,500
     Regional Waste Management Authority
      4.35%                                          2,000
----------------------------------------------------------
   Palm Springs
   Community Redevelopment Agency
      4.00%                                          4,630
----------------------------------------------------------
   Pollution Control Financing Authority
      3.70%                                          2,500
----------------------------------------------------------
   Riverside County
   Industrial Development Authority
      4.20%                                          1,300
----------------------------------------------------------
   Roseville
   Finance Authority
      4.20%                                          1,950
----------------------------------------------------------
   Sacramento County
   Multifamily Housing Revenue
     Briarwood Apartments
      4.35%                                          2,800
     River Oaks Apartments
      4.35%                                          1,500
     Stone Creek Apartments
      4.40%                                          4,700
----------------------------------------------------------
   San Bernardino
   Multifamily Housing Revenue
      4.60%                                          1,500
----------------------------------------------------------
   San Diego
   Housing Authority
     La Cima Apartments
      4.25%                                          1,000
     Lusk Mira Mesa Apartments
      3.75%                                          3,300
     Paseo Point Apartments
      4.00%                                          2,600
----------------------------------------------------------
   Santa Ana
   School District
      4.45%                                          3,000
----------------------------------------------------------
   Ventura County
   Triunfo Sanitation District
      4.30%                                          2,500
----------------------------------------------------------
   TOTAL VARIABLE RATE DEMAND
   SECURITIES--76.4%
   (average maturity: 5 days)                       80,420
----------------------------------------------------------

                                                                               3
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Value
OTHER SECURITIES
California
  Health Facilities Financing Authority
      3.50%, 2/1/96                              $     980
  Pollution Control Financing Authority
      3.70%-3.80%, 11/7/95-11/14/95                 11,000
  Public Capital Improvements Financing Authority
      3.80%, 12/15/95                                4,500
----------------------------------------------------------
Los Angeles County
Transportation Commission
    3.60%-3.65%, 11/14/95-12/15/95                   4,235
----------------------------------------------------------
Orange County
Municipal Water District
    3.95%, 10/23/95                                  3,000
----------------------------------------------------------

                                                   Value
TOTAL OTHER SECURITIES--22.5%
(average maturity: 53 days)                      $  23,715
----------------------------------------------------------
TOTAL INVESTMENTS--98.9%
(average maturity: 16 days)                        104,135
----------------------------------------------------------
CASH AND OTHER ASSETS, LESS LIABILITIES--1.1%        1,157
----------------------------------------------------------
NET ASSETS--100%                                 $ 105,292
----------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at September 30, 1995.

See accompanying Notes to Financial Statements.

                                                                               4
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt California Money Market Fund as of September 30, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt California Money Market Fund at September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991, in conformity with generally accepted accounting principles.

                                                    ERNST & YOUNG LLP
Chicago, Illinois
November 14, 1995

                                                                               5
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1995

(in thousands)

--------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------
Investments, at amortized cost                   $ 104,135
----------------------------------------------------------
Cash                                                 1,013
----------------------------------------------------------
Receivable for:
  Interest                                             396
----------------------------------------------------------
  Securities sold                                       80
----------------------------------------------------------
  Shares of the Fund sold                               10
----------------------------------------------------------
    Total assets                                   105,634
----------------------------------------------------------
LIABILITIES AND NET ASSETS
----------------------------------------------------------
Payable for:
  Dividends                                            145
----------------------------------------------------------
  Shares of the Fund redeemed                           54
----------------------------------------------------------
  Management fee                                        20
----------------------------------------------------------
  Distribution fee                                      29
----------------------------------------------------------
  Custodian and transfer agent fees
  and related expenses                                  17
----------------------------------------------------------
  Other                                                 77
----------------------------------------------------------
    Total liabilities                                  342
----------------------------------------------------------
Net assets applicable to
shares outstanding                               $ 105,292
==========================================================
THE PRICING OF SHARES
----------------------------------------------------------
Shares outstanding, no par value                   105,292
----------------------------------------------------------
Net asset value and
redemption price per share                           $1.00
==========================================================

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

Year ended September 30, 1995

(in thousands)

----------------------------------------------------------

INTEREST INCOME                                     $3,851
----------------------------------------------------------
EXPENSES:
  Management fee                                       217
----------------------------------------------------------
  Distribution fee                                     325
----------------------------------------------------------
  Custodian and transfer agent
  fees and related expenses                            108
----------------------------------------------------------
  Professional fees                                     34
----------------------------------------------------------
  Reports to shareholders                               16
----------------------------------------------------------
  Registration costs                                     3
----------------------------------------------------------
  Trustees' fees and other                              33
----------------------------------------------------------
    Total expenses                                     736
----------------------------------------------------------
Net investment income                               $3,115
==========================================================

STATEMENT OF CHANGES IN NET ASSETS
Years ended September 30, 1995 and 1994
(in thousands)

----------------------------------------------------------

                                         1995       1994
                                       --------    -------
OPERATIONS:
  Net investment income                $  3,115      2,180
----------------------------------------------------------
Dividends to shareholders from
net investment income                    (3,115)    (2,180)
----------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR
AMOUNTS AND NUMBER OF SHARES
ARE THE SAME):
  Shares sold                           382,622    415,933
----------------------------------------------------------
  Shares issued in reinvestment
  of dividends                            3,065      2,158
----------------------------------------------------------
                                        385,687    418,091
  Less shares redeemed                  381,543    439,503
----------------------------------------------------------
Net increase (decrease) from capital
share transactions and total
increase (decrease) in net assets         4,144    (21,412)
----------------------------------------------------------
NET ASSETS:
Beginning of year                       101,148    122,560
----------------------------------------------------------
End of year                            $105,292    101,148
==========================================================

                                                                               6
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Tax-Exempt California Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Kemper Financial Services, Inc. (KFS) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining gradually to .15% of average daily net assets in excess of $3 billion. During the year ended September 30, 1995, the Fund incurred a management fee of $217,000.

DISTRIBUTION AGREEMENT

The Fund also has a distribution, administration and underwriting agreement with Kemper Distributors Inc. (KDI). For distribution services, the Fund pays KDI an annual fee of .33% of average daily net assets of the Fund. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the year ended September 30, 1995, the Fund incurred a distribution services fee of $325,000, of which KDI, pursuant to the related service agreements, remitted $324,000 to various firms, including $247,000 paid to dealers affiliated with KDI.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. For the year ended September 30, 1995, the transfer agent remitted shareholder services fees to KSvC of $60,000.

                                                                               7
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EVEREN Clearing Corp. (ECC), formerly Kemper Clearing Corp., was an affiliate of KFS until September 13, 1995. Pursuant to an agreement with KSvC, ECC performs bookkeeping, data processing and shareholder services for ECC clients who are Fund shareholders. For the year ended September 30, 1995, ECC earned $40,000 from KSvC for account maintenance fees.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of KFS. During the year ended September 30, 1995, the Fund made no direct payments to its officers and incurred trustees' fees of $12,000 to independent trustees.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                   Year ended September 30,
                                                                     1995        1994        1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $1.00        1.00        1.00        1.00        1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                            .03         .02         .02         .02         .04
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                          $1.00        1.00        1.00        1.00        1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                      3.23        1.97        1.88        2.64        4.02
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                .75         .71         .69         .69         .66
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  3.16        1.94        1.87        2.62        3.99
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                           $105,292     101,148     122,560     128,822     150,522
---------------------------------------------------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1995 DIVIDENDS

All of the dividends constitute tax-exempt interest which is not taxable for federal or State of California income tax purposes.

                              TAX-EXEMPT
                              CALIFORNIA
                              MONEY MARKET
                              FUND
                              ANNUAL REPORT
                              SEPTEMBER 30, 1995

                This report is not to be distributed unless preceded or accompanied by a prospectus.

                Tax-Exempt California Money Market Fund.

                   INVESTMENT MANAGER
                   KEMPER FINANCIAL SERVICES, INC.

                   PRINCIPAL UNDERWRITER
                   KEMPER DISTRIBUTORS, INC.
                   120 South LaSalle Street, Chicago, IL 60603

                   1005530 10/95       (LOGO)   printed on recycled paper

                    TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

               Financial Highlights.

        (ii) Financial Statements included in Part B of the Registration
        Statement:


               Statement of assets and liabilities--September 30, 1995.



               Statement of operations for the year ended September 30, 1995.



               Statement of changes in net assets for each of the two years in the period ended September 30, 1995.



               Portfolio of investments--September 30, 1995.


               Notes to financial statements.


        Schedules II, III, IV and V have been omitted as the required information is not present.



        Schedule I has been omitted as the required information is presented in the portfolio of investments at September 30, 1995.


     (b) Exhibits


        99.B1.      Agreement and Declaration of Trust.
        99.B2.      By-Laws.
        99.B3.      Inapplicable.
        99.B4.      Text of Share Certificate.
        99.B5.      Investment Management Agreement.
        99.B6. (a)  Administration, Shareholder Services and Distribution Agreement.
        99.B6. (b)  Form of Administration Services and Selling Group Agreement.
        99.B7.      Inapplicable.
        99.B8.      Custody Agreement.
        99.B9.      Agency Agreement.
        99.B10.     Inapplicable.
        99.B11.     Report and Consent of Independent Auditors.
        99.B12.     Inapplicable.
        99.B13.     Inapplicable.
        99.B14.(a)  Inapplicable.
        99.B14.(b)  Inapplicable.
        99.B15.     See Items 6(a) and (b) above.
        99.B16.     Performance Calculations.
        99.B24.     Powers of Attorney.
        99.B27.     Financial Data Schedule.
        99.485.(b)  Representation of Counsel (Rule 485(b)).



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of January 5, 1996, there were 304 holders of record of the sole series of shares of Registrant.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter," and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter."

     Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Market Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund

Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor


TIMBERS, STEPHEN B.
  Director, President, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Zurich Investment Management, Inc.
  Director, Chairman, Kemper Service Company
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, Chief Operating Officer, Kemper Financial Services, Inc., President, Kemper Funds Group
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Camelot Financial Corporation
  Director, Coast Broadcasting Company
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc. Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.

  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.
  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Vice President, Kemper Funds
  Urban Shopping Centers, Inc.

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Zurich Investment Management, Inc.
  Vice President, Kemper Funds
  Director, Kemper Service Company

BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund
  Vice President, The Growth Fund of Spain, Inc.
  Vice President, Kemper Europe Fund

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund

  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Horizon Fund
  Vice President, Kemper Investors Fund
  Vice President, The Growth Fund of Spain, Inc.
  Vice President, Kemper Europe Fund

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Investment Officer, Federal Kemper Life Assurance
  Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.

  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.
  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company
  Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.

  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Zurich Investment Management, Inc.
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Zurich Investment Management, Inc.

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund

  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.

SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

NORRIS, JOHNSTON A.
  First Vice President, Kemper Financial Services, Inc.

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited Vice President, Kemper Europe Fund

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

BURSHTAN, DAVID H.
  Vice President, Kemper Financial Services, Inc.

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MILLIGAN, BRIAN J.
  Vice President, Kemper Financial Services, Inc.
  Assistant Treasurer, Kemper Real Estate, Inc.
  Assistant Treasurer, Kemper Cymrot, Inc.
  Assistant Treasurer, Kemper Cymrot Management, Inc.
  Assistant Treasurer, FKLA Loire Court, Inc.
  Assistant Treasurer, FKLA Realty Corporation
  Assistant Treasurer, FLA First Nationwide, Inc.
  Assistant Treasurer, FLA Plate Building, Inc.
  Assistant Treasurer, FLA Realty Corporation
  Assistant Treasurer, Kemper Portfolio Corporation
  Assistant Treasurer, KFC Portfolio Corporation
  Assistant Treasurer, KILICO Realty Corporation
  Assistant Treasurer, KI Arnold Industrial, Inc.
  Assistant Treasurer, KI Canyon Park, Inc.
  Assistant Treasurer, KI Centreville, Inc.
  Assistant Treasurer, KI Colorado Boulevard, Inc.
  Assistant Treasurer, KI Dublin Boulevard, Inc.
  Assistant Treasurer, KI LaFiesta Square, Inc.
  Assistant Treasurer, KI Lewinsville, Inc.
  Assistant Treasurer, KI Monterey Research, Inc.
  Assistant Treasurer, KI Olive Street, Inc.
  Assistant Treasurer, KI Thornton Boulevard, Inc.
  Assistant Treasurer, KI Sutter Street, Inc.
  Assistant Treasurer, KR 77 Fitness Center, Inc.
  Assistant Treasurer, KR Avondale Redmond, Inc.
  Assistant Treasurer, KR Black Mountain Inc.
  Assistant Treasurer, KR Brannon Resources, Inc.
  Assistant Treasurer, KR Clay Capital, Inc.
  Assistant Treasurer, KR Cranbury, Inc.
  Assistant Treasurer, KR Delta Wetlands, Inc.

  Assistant Treasurer, KR Gainesville, Inc.
  Assistant Treasurer, KR Hotels, Inc.
  Assistant Treasurer, KR Lafayette Apartments, Inc.
  Assistant Treasurer, KR Lafayette BART, Inc.
  Assistant Treasurer, KR Palm Plaza, Inc.
  Assistant Treasurer, KR Red Hill Associates, Inc.
  Assistant Treasurer, KR Seagate/Gateway North, Inc.
  Assistant Treasurer, KR Venture Way, Inc.
  Assistant Treasurer, KR Walnut Creek, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund
  Assistant Secretary, Kemper Europe Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond
Fund and Kemper-Dreman Fund, Inc.

     (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                    POSITIONS AND
                            POSITIONS AND OFFICES                    OFFICES WITH
       NAME                   WITH UNDERWRITER                        REGISTRANT
       ----                 ---------------------                   -------------
John E. Peters              Principal Director, President          Vice President
William E. Chapman, II      Director, Executive Vice President           None
James L. Greenawalt         Director, Executive Vice President           None
John E. Neal                Director                               Vice President
Stephen B. Timbers          Director                               President, Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                  None
Linda A. Bercher            Senior Vice President                        None
Thomas V. Bruns             Senior Vice President                        None
Terry Cunningham            Senior Vice President                        None
Daniel T. O'Lear            Senior Vice President                        None
John H. Robison, Jr.        Senior Vice President                        None
Henry J. Schulthesz         Senior Vice President                        None
David F. Dierenfeldt        Vice President, Secretary                    None
Carlene D. Merold           Vice President                               None
Elizabeth C. Werth          Vice President                         Assistant Secretary
Diane E. Ratekin            Assistant Secretary                          None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Kemper Financial Services, Inc. and Kemper Distributors, Inc., the Registrant's principal underwriter, 120 South LaSalle Street, Chicago, Illinois 60603 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the Shareholder Service Agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS


     Not applicable.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 22nd day of January, 1996.



                                            TAX-EXEMPT CALIFORNIA MONEY MARKET
                                            FUND



                                            by /s/ STEPHEN B. TIMBERS


                                             -----------------------------------

                                             Stephen B. Timbers, President



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 22, 1996 on behalf of the following persons in the capacities indicated.



                  SIGNATURE                                          TITLE
---------------------------------------------    ---------------------------------------------
           /s/ STEPHEN B. TIMBERS                President
---------------------------------------------    (Principal Executive Officer) and Trustee
             Stephen B. Timbers
             /s/ DAVID W. BELIN*                 Trustee
---------------------------------------------
               David W. Belin
            /s/ LEWIS A. BURNHAM*                Trustee
---------------------------------------------
              Lewis A. Burnham
           /s/ DONALD L. DUNAWAY*                Trustee
---------------------------------------------
              Donald L. Dunaway
           /s/ ROBERT B. HOFFMAN*                Trustee
---------------------------------------------
              Robert B. Hoffman
            /s/ DONALD R. JONES*                 Trustee
---------------------------------------------
               Donald R. Jones
          /s/ SHIRLEY D. PETERSON*               Trustee
---------------------------------------------
             Shirley D. Peterson
           /s/ WILLIAM P. SOMMERS*               Trustee
---------------------------------------------
             William P. Sommers
             /s/ JEROME L. DUFFY                 Treasurer
---------------------------------------------    (Principal Financial and Accounting Officer)
               Jerome L. Duffy
* Philip J. Collora signs this document
  pursuant to powers of attorney filed
  herein.
            /s/ PHILIP J. COLLORA
---------------------------------------------
              Philip J. Collora

                               INDEX TO EXHIBITS


        EXHIBITS
        -------
        99.B1.      Agreement and Declaration of Trust.
        99.B2.      By-Laws.
        99.B3.      Inapplicable.
        99.B4.      Text of Share Certificate.
        99.B5.      Investment Management Agreement.
        99.B6. (a)  Administration, Shareholder Services and Distribution
                    Agreement.
        99.B6. (b)  Form of Administration Services and Selling Group Agreement.
        99.B7.      Inapplicable.
        99.B8.      Custody Agreement.
        99.B9.      Agency Agreement.
        99.B10.     Inapplicable.
        99.B11.     Report and Consent of Independent Auditors.
        99.B12.     Inapplicable.
        99.B13.     Inapplicable.
        99.B14.(a)  Inapplicable.
        99.B14.(b)  Inapplicable.
        99.B15.     See Items 6(a) and (b) above.
        99.B16.     Performance Calculations.
        99.B24.     Powers of Attorney.
            27.     Financial Data Schedule.
        99.485.(b)  Representation of Counsel (Rule 485(b)).